ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

14.   ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Payable to franchisees	155,853,992	204,789,935	29,691,750
Business taxes and related tax surcharge	111,076,878	115,813,719	16,791,411
Accrued rental	27,957,242	—	—
Construction payable	13,888,585	15,587,528	2,259,979
Deposits payable	17,269,154	19,652,737	2,849,379
Payable for business combination and asset acquisitions	15,342,675	13,342,676	1,934,506
Accrued utilities	1,177,631	3,355,489	486,500
Others	38,715,905	27,512,224	3,988,897
Total	381,282,062	400,054,308	58,002,422